SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 326,515	$ 9,124
Credit cards	240,989	270,805
Warranty reserve	140,000	140,000
Sales tax payable	43,891	34,921
Other	374,100	349,556
Accrued and other current liabilities	$ 1,125,495	$ 804,405